Investment Strategy - O'Shares International Developed Quality Dividend ETF	Oct. 01, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund will seek investment results that replicate as closely as possible, before fees and expenses, the performance of the Underlying Index.

The Underlying Index is designed to measure the performance of non-U.S. publicly-listed large-capitalization and mid-capitalization dividend-paying issuers that meet certain market capitalization, high quality, low volatility, dividend yield, and dividend quality thresholds, as determined by O’Shares Investment Advisers, LLC (the “Index Provider”). The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines.

The constituents of the Underlying Index are selected from the VettaFi Developed World Ex United States Index. VettaFi determines eligible securities for the VettaFi Developed World Ex United States Index in accordance with VettaFi’s World Developed region classification, based on measures such as country of incorporation, country of domicile, country of primary listing and country in which the greatest percentage of revenue is generated. As of August 31, 2025, the Underlying Index consisted of 50 securities.

The Underlying Index is constructed using a proprietary, rules-based methodology designed to select equity securities from the VettaFi Developed World Ex United States Index that have exposure to the following four factors: 1) quality, 2) low volatility, 3) dividend yield and 4) dividend quality. The “quality” factor is calculated by combining measures of profitability and leverage with the objective of identifying companies with strong profitability and balance sheets. The “low volatility” factor measures the risk of price moves for a security with the objective of reducing allocations to riskier companies. The “dividend yield” factor measures the income generated by an investment with the objective of identifying companies with higher dividend yields. The “dividend quality” factor measures the income available to a company to pay dividends to common shareholders together with the growth of a company’s dividends over time, with the objective of identifying companies with less risk of dividend cuts or suspensions.

Each company in the VettaFi Developed World Ex United States Index is weighted by VettaFi based on: (i) the company’s market capitalization weight in the VettaFi Developed World Ex United States Index, as adjusted by (ii) the quality, low volatility, dividend yield and dividend quality factors, with the quality and low volatility factors receiving greater emphasis. The inclusion of each company in the Underlying Index is then subject to certain constraints (e.g., diversification, country, currency exposure, capacity and sector) prior to adjusting the final weights in the Underlying Index. The diversification constraint limits maximum position weights. All stocks included in the VettaFi Developed World Ex United States Index are weighted based on their free float (the number of shares readily available for purchase on the open market). The sector constraints limit sector deviations. The Underlying Index is rebalanced quarterly and reconstituted annually. Individual index constituent weights are capped at each quarterly rebalance to avoid overexposure to any single security at the lesser of (i) 5% or (ii) the sum of 2% and the ratio of the constituent’s float-adjusted market capitalization to the sum of all of the float-adjusted market capitalizations of the constituents of the VettaFi Developed World Ex United States Index. The Underlying Index’s investable universe includes companies from the following Intercontinental Exchange, Inc. (“ICE”) sectors within the VettaFi Developed World Ex United States Index: Consumer Discretionary, Consumer Staples, Financials, Health Care, Industrials, Media and Communications, Technologies, and Utilities. Constituents of the VettaFi Developed World Ex United States Index whose country of listing, domicile or incorporation imposes trading costs, idiosyncratic dividend policies, transferability restrictions, or other impediments that could diminish the portfolio performance will be excluded.

The Fund may use either a replication strategy or representative sampling strategy in seeking to track the performance of the Underlying Index. Under a replication strategy, the Fund intends to replicate the constituent securities of the Underlying Index as closely as possible. Under a representative sampling strategy, the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index. The Fund may use a representative sampling strategy when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the Underlying Index (e.g., where the Underlying Index contains component securities too numerous to efficiently purchase or sell); or, in certain instances, when a component security of the Underlying Index becomes temporarily illiquid, unavailable or less liquid. The Fund may also use a representative sampling strategy to exclude less liquid component securities contained in the Underlying Index from the Fund’s portfolio in order to create a more tradable portfolio and improve arbitrage opportunities. To the extent the Fund uses a representative sampling strategy, it may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire index.

Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Underlying Index and in depositary receipts representing such securities. To the extent that the Underlying Index concentrates (i.e., holds 25% or more of its net assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.

The Fund may invest up to 20% of its total assets in investments not included in the Underlying Index, but which ALPS Advisors, Inc. (the “Adviser”) believes will help the Fund track the Underlying Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments as substitutes for one or more Underlying Index components or in anticipation of changes in the Underlying Index’s components.